SCHEDULE OF LEASES EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating lease cost	$ 73,351	$ 23,468	$ 23,013
Cost of other leases with period less than one year and variable lease costs	6,664
Lease expenses	$ 80,015	$ 23,468	$ 23,013